SCHEDULE OF WARRANT EXERCISABLE (Details) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024	Feb. 10, 2025	Jan. 10, 2025	Mar. 18, 2024
Exercise Price			$ 3,366
Warrant [Member]
Exercise Price	$ 172.30	$ 172.30	$ 323.40	$ 36.30	$ 58.30	$ 37.50
Warrants Outstanding	3,421	3,421	104,319
Weighted Avg. Remaining Life	2 years 9 months 10 days	3 years 3 months 10 days	4 years 4 months 24 days
Warrants Exercisable	3,421	3,421
Warrant [Member] | Exercise Price 1 [Member]
Exercise Price	$ 165.00	$ 165.00
Warrants Outstanding	3,260	3,260
Weighted Avg. Remaining Life	2 years 10 months 20 days	3 years 4 months 17 days
Warrants Exercisable	3,260	3,260
Warrant [Member] | Exercise Price 2 [Member]
Exercise Price	$ 320.10	$ 320.10
Warrants Outstanding	161	161
Weighted Avg. Remaining Life	8 months 1 day	1 year 1 month 28 days
Warrants Exercisable	161	161